Current And Future Changes In Accounting Policies (Schedule Of Adjustments To Insurance-Related Balance Reported Under IFRS 4) (Details) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Line Items
Insurance-related liabilities	$ 5,824	$ 5,846
Other insurance liabilities	$ 132	$ 127
IFRS 17 [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Line Items
Net insurance related balances			$ 5,066
IFRS 17 [member] | Previously stated [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Line Items
Insurance-related liabilities			7,468
Other insurance liabilities			131
Other assets			(2,361)
Net insurance related balances			5,238
IFRS 17 [member] | Increase (decrease) due to changes in accounting policy required by IFRS [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Line Items
Net insurance related balances			5,066
IFRS 17 [member] | Changes in actuarial assumptions, including risk adjustment and discount factor [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Line Items
Net insurance related balances			(192)
IFRS 17 [member] | Recognition of losses on onerous contracts [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Line Items
Net insurance related balances			113
IFRS 17 [member] | Other adjustments [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Line Items
Net insurance related balances			(93)
IFRS 17 [member] | Insurance contract liabilities [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Line Items
Net insurance related balances			5,761
IFRS 17 [member] | Reinsurance contract assets [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Line Items
Net insurance related balances			$ (695)